Consolidated Income Statements - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Profit or loss [abstract]
Revenues	€ 43,076	€ 48,422		€ 48,693
Other income	1,587	2,842		1,622
Supplies	(13,014)	(13,635)		(14,013)
Personnel expenses	(5,280)	(8,066)		(6,332)
Other expenses	(12,871)	(14,444)		(14,399)
Depreciation and amortization	(9,359)	(10,582)		(9,049)
OPERATING INCOME	4,139	4,537		6,522
Share of income (loss) of investments accounted for by the equity method	2	13		4
Finance income	677	842		1,458
Exchange gains	3,847	2,461		3,389
Finance costs	(2,417)	(2,795)		(2,690)
Exchange losses	(3,665)	(2,340)		(3,112)
Net financial expense	(1,558)	(1,832)		(955)
PROFIT BEFORE TAX	2,583	2,718		5,571
Corporate income tax	(626)	(1,054)		(1,621)
PROFIT FOR THE YEAR	1,957	1,664	[1]	3,950	[1]
Attributable to equity holders of the parent	1,582	1,142		3,331
Attributable to non-controlling interests	€ 375	€ 522		€ 619
Basic and diluted earnings per share attributable to equity holders of the parent (EUR per share)	€ 0.24	€ 0.16		€ 0.54

[1]	The translation differences were changed to reflect the accounting policy indicated in Note 2,